Summary Of Business And Significant Accounting Policies (Summary Of Impact On Statement Of Operation) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended															12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Summary Of Business And Significant Accounting Policies [Line Items]
Equity earnings (loss)																$ 140		$ 111		$ (26)
Earnings (loss) from continuing operations																1,287		712		704
Net earnings (loss) attributable to International Paper Company	281	[1],[2]	468	[3],[4]	219	[5]	354	[6],[7],[8]	330	[10],[9]	405	110	[11]	(154)	[12],[13]	1,322	[1],[2],[3],[4],[5],[6],[7],[8]	691	[10],[11],[12],[13],[9]	686
Basic earnings (loss) per share from continuing operations	$ 0.65	[1],[2]	$ 1.08	[3],[4]	$ 0.51	[5]	$ 0.71	[6],[8]								$ 2.95	[1],[14],[2],[3],[4],[5],[6],[8]	$ 1.61	[14]	$ 1.61	[14]
Basic net earnings (loss) per share	$ 0.65	[1],[2]	$ 1.08	[3],[4]	$ 0.51	[5]	$ 0.82	[6],[7],[8]	$ 0.77	[10],[9]	$ 0.94	$ 0.26	[11]	$ (0.36)	[12],[13]	$ 3.06	[1],[2],[3],[4],[5],[6],[7],[8]	$ 1.61	[10],[11],[12],[13],[9]	$ 1.61
Diluted earnings (loss) per share from continuing operations	$ 0.65	[1],[2]	$ 1.08	[3],[4]	$ 0.51	[5]	$ 0.70	[6],[8]								$ 2.92	[1],[14],[2],[3],[4],[5],[6],[8]	$ 1.59	[14]	$ 1.61	[14]
Diluted net earnings (loss) per share	$ 0.65	[1],[2]	$ 1.08	[3],[4]	$ 0.51	[5]	$ 0.81	[6],[7],[8]	$ 0.76	[10],[9]	$ 0.93	$ 0.25	[11]	$ (0.36)	[12],[13]	$ 3.03	[1],[2],[3],[4],[5],[6],[7],[8]	$ 1.59	[10],[11],[12],[13],[9]	$ 1.61
Equity Method Lag Adjustment [Member]
Summary Of Business And Significant Accounting Policies [Line Items]
Equity earnings (loss)																(19)		47		23
Earnings (loss) from continuing operations																(19)		47		23
Net earnings (loss) attributable to International Paper Company																$ (19)		$ 47		$ 23
Basic earnings (loss) per share from continuing operations																$ (0.04)		$ 0.11		$ 0.05
Basic net earnings (loss) per share																$ (0.04)		$ 0.11		$ 0.05
Diluted earnings (loss) per share from continuing operations																$ (0.04)		$ 0.11		$ 0.06
Diluted net earnings (loss) per share																$ (0.04)		$ 0.11		$ 0.06

[1]	Includes a pre-tax charge of $17 million ($13 million after taxes) for an inventory write-off, severance and other costs associated with the restructuring of the Company's xpedx operations, a pre-tax charge of $12 million ($7 million after taxes) for costs associated with the signing of an agreement to acquire Temple-Inland, a pre-tax gain of $4 million ($3 million after taxes) for an adjustment to the previously recorded loss to reduce the carrying value of the Company's Shorewood business, a charge of $3 million (before and after taxes) for asset impairment charges at our Inverurie, Scotland mill which was closed in 2009, and a gain of $6 million for interest associated with a tax claim.
[2]	Includes a $24 million expense related to internal restructurings, a $9 million expense for costs associated with our acquisition of a majority interest in Andhra Pradesh Paper Mills Limited, a $13 million tax benefit related to the release of a deferred tax asset valuation allowance, and a $2 million expense for other items.
[3]	Includes a pre-tax charge of $16 million ($10 million after taxes) for costs associated with the acquisition of a majority share of Andhra Pradesh Paper Mills Limited in India, a pre-tax charge of $18 million ($13 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, a pre-tax charge of $8 million ($5 million after taxes) for costs associated with signing an agreement to acquire Temple-Inland, a pre-tax charge of $6 million ($4 million after taxes) for costs associated with the sale of the Company's Shorewood operations, and a pre-tax charge of $82 million (a gain of $140 million after taxes) to reduce the carrying value of the Shorewood business based on the terms of the definitive agreement to sell this business.
[4]	Includes a tax benefit of $222 million related to the reduction of the carrying value of the Shorewood business and the write-off of a deferred tax liability associated with Shorewood, and noncontrolling interest income of $8 million (before and after taxes) associated with the fixed asset impairment of Shorewood Mexico.
[5]	Includes a pre-tax charge of $27 million ($17 million after taxes) for an environmental reserve related to the Company's property in Cass Lake, Minnesota, a pre-tax gain of $21 million ($13 million after taxes) related to the reversal of environmental reserves due to the announced repurposing of a portion of the Franklin mill, a pre-tax charge of $10 million ($6 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, and a pre-tax charge of $129 million ($104 million after taxes) for a fixed-asset impairment of the North American Shorewood business.
[6]	Includes a pre-tax charge of $32 million ($19 million after taxes) for early debt extinguishment costs, a pre-tax charge of $7 million ($4 million after taxes) for costs associated with the restructuring of the Company's xpedx operations, and a charge of $8 million (before and after taxes) for asset impairment costs associated with the Inverurie, Scotland mill which was closed in 2009.
[7]	Includes a pre-tax gain of $50 million ($30 million after taxes) for an earnout provision related to the sale of the Company's Kraft Papers business completed in January 2007. Also, the Company sold its Brazilian Coated Paper business in the third quarter 2006. Local country tax contingency reserves were included in the business' operating results in 2005 and 2006 for which the related statute of limitations has expired. The reserves were reversed and a tax benefit of $15 million plus associated interest income of $6 million ($4 million after taxes) was recorded.
[8]	Includes a gain of $7 million (before and after taxes) related to a bargain price adjustment on an acquisition by our joint venture in Turkey.
[9]	Includes a pre-tax charge of $18 million ($11 million after taxes) for an environmental reserve related to the Company's property in Cass Lake, Minnesota, a pre-tax charge of $7 million ($4 million after taxes) for closure costs related to the Bellevue, Washington container plant, a pre-tax charge of $13 million ($8 million after taxes) for early debt extinguishment costs, a pre-tax charge of $5 million ($3 million after taxes) for severance and benefit costs associated with the Company's S&A reduction initiative, a pre-tax charge of $4 million ($3 million after taxes) for costs associated with the reorganization of the Company's Shorewood operations, and a pre-tax gain of $25 million ($15 million after taxes) related to the partial redemption of the Company's interest in Arizona Chemical.
[10]	Includes a tax benefit of $40 million related to cellulosic bio-fuel tax credits.
[11]	Includes a pre-tax charge of $111 million ($68 million after taxes) for shutdown costs related to the Franklin, Virginia mill (including $46 million of accelerated depreciation and $36 million of environmental closure costs), a pre-tax charge of $18 million ($11 million after taxes) for early debt extinguishment costs, and a pre-tax charge of $11 million ($7 million after taxes) for an Ohio Commercial Activity tax adjustment.
[12]	Includes a pre-tax charge of $204 million ($124 million after taxes) for shutdown costs related to the Franklin, Virginia mill (including $190 million of accelerated depreciation).
[13]	Includes after-tax charges of $14 million and $32 million for tax adjustments related to incentive compensation and postretirement prescription drug coverage, respectively.
[14]	Securities are not included in the table in periods when antidilutive.